Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Small Cap Value Fund
Investment Goal
The Fund seeks capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 122 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vaughan Nelson Small Cap Value Fund	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%	none
Redemption fees	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vaughan Nelson Small Cap Value Fund		Class A	Class B	Class C	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.21%	0.21%	0.21%	0.21%
Acquired fund fees and expenses		0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses		1.62%	2.37%	2.37%	1.37%
Fee waiver and/or expense reimbursement	[1]	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.62%	2.37%	2.37%	1.37%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45%, 2.20%, 2.20% and 1.20% of the Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20%, 2.20% and 1.20% of the Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Vaughan Nelson Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	730	1,057	1,406	2,386
Class B	740	1,039	1,465	2,520
Class C	340	739	1,265	2,706
Class Y	139	434	750	1,646

If shares are not redeemed:
Expense Example, No Redemption Vaughan Nelson Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class B	240	739	1,265	2,520
Class C	240	739	1,265	2,706

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-cap companies.” Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities. Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2012, it was $33.2 million to $3.33 billion. The Fund may, however, invest in companies with large capitalizations.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may also:

  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including emerging market securities.
  Invest in real estate investment trusts (“REITs”).
  Invest in securities offered in initial public offerings (“IPOs”).
  Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.
Risk/Return Bar Chart and Table
Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-Class Y periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2003, 25.38% Lowest Quarterly Return: Third Quarter 2002, -22.95%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Vaughan Nelson Small Cap Value Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund	Inception Date
Class A	(9.28%)	3.75%	5.62%
Class B	(8.28%)	3.93%	5.46%
Class C	(5.26%)	4.19%	5.47%
Class Y	(3.54%)	5.27%		6.81%	Aug. 31, 2006
Return After Taxes on Distributions Class A	(12.12%)	2.22%	4.84%
Return After Taxes on Distributions & Sale of Fund Shares Class A	(2.61%)	2.93%	4.76%
Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%	0.03%	Aug. 31, 2006

Prior to May 1, 2012, Class Y shares were offered in a separate prospectus and given that Class Y shares are now offered in this multi-class prospectus, Total Returns, Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares are now presented for Class A shares.

Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes. The Return After Taxes on Distributions & Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from tax losses on a sale of Fund shares at the end of the measurement period.